Document and Entity Information	Feb. 28, 2018
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DELAWARE GROUP ADVISER FUNDS
Central Index Key	0000910682
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018